S-K 1603(a) SPAC Sponsor	Dec. 05, 2025 USD ($)
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement
•
CCIX’s officers and directors, and their affiliates are entitled to reimbursement of out-of-pocket expenses incurred by them in connection with certain activities on CCIX’s behalf, such as identifying and investigating possible business targets and business combinations. As of the date of this proxy statement/prospectus, such reimbursement is estimated to be approximately $ in the aggregate. However, if CCIX fails to consummate a business combination within the completion window, they will not have any claim against the trust account for reimbursement. Accordingly, CCIX may not be able to reimburse these expenses if the Transactions or another business combination are not completed within the completion window.

SPAC Sponsor, Reimbursements, Amount	$ 55,000
Churchill Sponsor IX, LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Churchill Sponsor IX, LLC
SPAC Sponsor Form of Organization	Limited Liability Company